PROPERTY AND EQUIPMENT, NET - Schedule of Property and Equipment, Net (Detail) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 Buildings [Member] USD ($)	Dec. 31, 2012 Buildings [Member] CNY	Dec. 31, 2011 Buildings [Member] CNY	Dec. 31, 2012 Leasehold improvements [Member] USD ($)	Dec. 31, 2012 Leasehold improvements [Member] CNY	Dec. 31, 2011 Leasehold improvements [Member] CNY	Dec. 31, 2012 Furniture, fixtures and office equipment [Member] USD ($)	Dec. 31, 2012 Furniture, fixtures and office equipment [Member] CNY	Dec. 31, 2011 Furniture, fixtures and office equipment [Member] CNY	Dec. 31, 2012 Computer equipment [Member] USD ($)	Dec. 31, 2012 Computer equipment [Member] CNY	Dec. 31, 2011 Computer equipment [Member] CNY	Dec. 31, 2012 Motor vehicles [Member] USD ($)	Dec. 31, 2012 Motor vehicles [Member] CNY	Dec. 31, 2011 Motor vehicles [Member] CNY	Dec. 31, 2012 Agricultural equipment [Member] USD ($)	Dec. 31, 2012 Agricultural equipment [Member] CNY	Dec. 31, 2011 Agricultural equipment [Member] CNY
Property, Plant and Equipment [Line Items]
Property Plant And Equipment Gross	$ 40,965	255,220	254,404	$ 31,106	193,791	198,450	$ 1,333	8,307	7,930	$ 989	6,164	5,405	$ 4,207	26,211	29,106	$ 1,495	9,316	8,318	$ 1,835	11,431	5,195
Less: accumulated depreciation and amortization	(14,097)	(87,828)	(75,139)
Property and equipment, net	$ 26,868	167,392	179,265